Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 1,203,800	¥ 1,132,900	¥ 1,142,900
Others	38,900	24,600	(36,300)
Profit before tax	1,118,976	880,352	1,325,700
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(94,200)	(164,400)	(102,800)
Gains on equity instruments	118,900	55,000	69,000
Extraordinary gains or losses and others	(119,600)	(44,200)	(128,900)
Profit before tax under Japanese GAAP	1,108,900	979,300	980,200
Scope of consolidation	(1,600)	(12,000)	(3,100)
Derivative financial instruments	(20,700)	(110,900)	173,100
Investment securities	68,800	(8,800)	56,600
Loans and advances	(33,500)	(700)	(35,200)
Investments in associates and joint ventures	(1,600)	(15,900)	53,400
Property, plant and equipment	1,000	1,300	1,300
Lease accounting	(500)	(3,700)	(1,500)
Defined benefit plans	(13,200)	22,900	6,600
Foreign currency translation	12,700	3,600	61,700
Classification of equity and liability	14,100	8,400	5,400
Others	¥ (15,400)	¥ 16,900	¥ 27,200